Taxation (Details 4) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of period	$ 2,121	$ 1,755	$ 1,755
Balance at end of period	3,091		2,121	$ 1,755
Unrecognized tax benefits [Member]
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of period	4,547	4,053	4,053	2,177	$ 620
Additions based on tax positions related to the current year	644	170	217	1,876	1,557
Foreign currency translation difference	(58)	(353)	277
Balance at end of period	$ 5,133	$ 3,870	$ 4,547	$ 4,053	$ 2,177